Income taxes (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Country Of C L [Member]
IfrsStatementLineItems [Line Items]
Income tax expense, percentage	24.18%	5.30%	14.80%